Issued share capital, share premium account and share options - Share premium account (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Balance at beginning of year	€ 1,161.6	€ 738.5
Balance at end of year	1,328.2	1,161.6	€ 738.5
Share Premium Account
Balance at beginning of year	1,161.6	738.5	719.4
Net proceeds from shares issued	46.8	423.1	19.1
Non-cash movement in share premium	119.8
Balance at end of year	€ 1,328.2	€ 1,161.6	€ 738.5